Document and Entity Information	Nov. 17, 2022
Cover [Abstract]
Entity Registrant Name	LENNOX INTERNATIONAL INC
Amendment Flag	false
Entity Central Index Key	0001069202
Document Type	8-K
Document Period End Date	Nov. 17, 2022
Entity Incorporation State Country Code	DE
Entity File Number	001-15149
Entity Tax Identification Number	42-0991521
Entity Address, Address Line One	2140 Lake Park Blvd.
Entity Address, City or Town	Richardson
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75080
City Area Code	(972)
Local Phone Number	497-5000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	LII
Security Exchange Name	NYSE
Entity Emerging Growth Company	false